SHARE-BASED PAYMENTS - Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments Options $ / shares	Dec. 31, 2024 Options	Dec. 31, 2023 Options
Price range one | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 month 6 days
Outstanding (in shares) | EquityInstruments	3,438
Price range one | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 6 months
Outstanding (in shares) | EquityInstruments	26,580
Price range one | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	4 years 6 months
Outstanding (in shares) | EquityInstruments	111,705
Price range one | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 6 months
Outstanding (in shares) | EquityInstruments	2,079,955
Price range one | Bottom of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.58
Price range one | Bottom of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.71
Price range one | Bottom of range [member] | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	15.18
Price range one | Bottom of range [member] | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.71
Price range one | Top of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.43
Price range one | Top of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.88
Price range one | Top of range [member] | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	15.81
Price range one | Top of range [member] | On or before December 8, 2025
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 17.8
Price range two | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 months 12 days
Outstanding (in shares) | EquityInstruments	270,351
Price range two | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 2 months 12 days
Outstanding (in shares) | EquityInstruments	294,843
Price range two | Bottom of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 4.8
Price range two | Bottom of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.07
Price range two | Top of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.13
Price range two | Top of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.58
Price range three | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 months 12 days
Outstanding (in shares) | EquityInstruments	3,724
Price range three | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 years 2 months 12 days
Outstanding (in shares) | EquityInstruments	506,168
Price range three | Bottom of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 13.1
Price range three | Bottom of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.13
Price range three | Top of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	13.1
Price range three | Top of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 5.13
Price range four | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 3 months 18 days
Outstanding (in shares) | EquityInstruments	476,961
Price range four | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	4 years 6 months
Outstanding (in shares) | EquityInstruments	370,432
Price range four | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	4 years 10 months 24 days
Outstanding (in shares) | EquityInstruments	15,753
Price range four | Bottom of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 4.78
Price range four | Bottom of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	13.1
Price range four | Bottom of range [member] | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	17.8
Price range four | Top of range [member] | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.98
Price range four | Top of range [member] | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	13.96
Price range four | Top of range [member] | On or before December 8, 2024
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 17.8
Stock options
Disclosure of range of exercise prices of outstanding share options
Outstanding (in shares) | Options	2,079,955	3,570,471	5,523,297
Vested (in shares) | Options	1,065,426	2,360,556